Product Returns Liability (Tables)	3 Months Ended
Mar. 31, 2013
Product Returns Liability and Contingencies [Abstract]
Changes in Holdings' product returns accrual

	Three Months Ended March 31,
	2013	2012
Beginning of period	$46.0	$55.6
Cost of unsalvageable parts	(11.2)	(14.9)
Reduction to sales, net of salvage	10.2	10.7

End of period	$45.0	$51.4